Financial Instruments - (Derivatives Effect on Statement of Operations and Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on consolidated statements of operations	$ 2,210.0	$ 1,886.7	$ 2,207.9
Total interest expense on consolidated statements of operations	242.5	222.5	162.6
LIONS GATE ENTERTAINMENT CORP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total direct operating expense on consolidated statements of operations	2,352.1	2,189.2	2,312.5
Total interest expense on consolidated statements of operations	283.6	269.8	221.2
Forward exchange contracts | LIONS GATE ENTERTAINMENT CORP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive loss	3.4	(5.8)	1.7
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(1.2)	(0.3)	(0.3)
Interest rate swaps | LIONS GATE ENTERTAINMENT CORP [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in accumulated other comprehensive loss	(0.6)	36.3	81.1
Gain (loss) reclassified from accumulated other comprehensive income (loss)	28.6	41.8	1.4
Gain (loss) reclassified from accumulated other comprehensive income (loss) into interest expense	$ 4.3	$ (7.2)	$ (11.8)